Income Taxes (Details) - Schedule of Provision for Income Taxes	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)			¥ (9,345,241)		¥ 12,963,341
Deferred tax (benefit) expense	(188,496)	(1,196)	122,261	(1,196)	15,978,261
Total provision for income taxes	¥ (188,496)	$ (1,196)	¥ (9,222,980)	$ (1,196)	¥ 28,941,602